Cash and Balances Due from Banks	12 Months Ended
Dec. 31, 2012
Cash and Balances Due from Banks [Abstract]
Cash and Balances Due from Banks
(2)  Cash and Balances Due from Banks

Components of cash and balances due from banks are as follows as of December 31:

	2012	2011

Cash on Hand and Cash Items	$9,063,437	$9,271,705
Noninterest-Bearing Deposits with Other Banks	20,180,490	19,108,663

	$29,243,927	$28,380,368

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits.  Reserve balances totaled approximately $6,065,000 and $4,183,000 at December 31, 2012 and 2011, respectively.